Fair Value - Schedule of the Options in the Black-Sholes-Merton Pricing Model (Details)	Dec. 31, 2023
Measurement Input, Share Price [Member] | Black-Scholes-Merton Model [Member] | Minimum [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	0.19
Measurement Input, Share Price [Member] | Black-Scholes-Merton Model [Member] | Maximum [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	15.89
Measurement Input, Share Price [Member] | Option Pricing Model [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	67.5
Measurement Input, Exercise Price [Member] | Black-Scholes-Merton Model [Member] | Minimum [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	0.2
Measurement Input, Exercise Price [Member] | Black-Scholes-Merton Model [Member] | Maximum [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	17.46
Measurement Input, Exercise Price [Member] | Option Pricing Model [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	28,750
Measurement Input, Expected Term [Member] | Black-Scholes-Merton Model [Member] | Minimum [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	0.01
Measurement Input, Expected Term [Member] | Black-Scholes-Merton Model [Member] | Maximum [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	0.22
Measurement Input, Expected Term [Member] | Option Pricing Model [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	1.46
Measurement Input, Expected Dividend Rate [Member] | Black-Scholes-Merton Model [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	0
Measurement Input, Expected Dividend Rate [Member] | Option Pricing Model [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate
Measurement Input, Option Volatility [Member] | Black-Scholes-Merton Model [Member] | Minimum [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	14
Measurement Input, Option Volatility [Member] | Black-Scholes-Merton Model [Member] | Maximum [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	98
Measurement Input, Option Volatility [Member] | Option Pricing Model [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	261.88
Measurement Input, Risk Free Interest Rate [Member] | Black-Scholes-Merton Model [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	3
Measurement Input, Risk Free Interest Rate [Member] | Option Pricing Model [Member]
Schedule of the Options in the Black-Sholes-Merton Pricing Model [Line Items]
Fair value interest rate	4.29